UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio Class (QAMWEX)

This annual shareholder report contains important information about Mid-Cap Growth Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Portfolio Class	$85	0.84%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025 but lagged other investment styles. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Versus the Russell index, the leading contributor to relative performance was stock selection in consumer staples. Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business. Stock selection in energy, notably our holding in global offshore oil field service and equipment company TechnipFMC, also added value.

  On the negative side, the leading detractor from relative performance was health care due to stock choices. Shares of medical device maker Teleflex declined as investors took in announcements, including a tax-free spinoff of a portion of its business and the retirement of its CFO. Stock selection in industrials and business services also weighed on relative results. Our stake in human capital management software vendor Paylocity was a notable detractor in the sector; in addition, we avoided several names in the space with more speculative characteristics that had strong results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Mid-Cap Growth Portfolio Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,957	10,097	10,058
2016	10,152	10,362	10,215
2016	10,580	10,818	10,684
2016	10,626	11,274	10,733
2017	11,494	11,921	11,473
2017	12,176	12,280	11,956
2017	12,699	12,842	12,588
2017	13,258	13,656	13,445
2018	13,793	13,568	13,737
2018	13,915	14,095	14,171
2018	14,948	15,099	15,244
2018	12,989	12,940	12,806
2019	15,088	14,757	15,319
2019	16,129	15,361	16,146
2019	15,998	15,540	16,038
2019	17,053	16,954	17,348
2020	13,073	13,410	13,872
2020	16,705	16,364	18,070
2020	18,063	17,871	19,763
2020	21,112	20,495	23,522
2021	21,743	21,796	23,389
2021	23,156	23,592	25,979
2021	23,175	23,568	25,781
2021	24,248	25,754	26,516
2022	21,518	24,395	23,180
2022	18,078	20,321	18,296
2022	17,347	19,413	18,176
2022	18,772	20,808	19,431
2023	20,123	22,302	21,206
2023	21,183	24,172	22,528
2023	20,174	23,386	21,351
2023	22,519	26,209	24,457
2024	24,430	28,835	26,779
2024	23,293	29,762	25,919
2024	24,662	31,616	27,614
2024	24,618	32,448	29,863
2025	22,874	30,916	27,736
2025	24,881	34,314	32,785
2025	25,306	37,120	33,696
2025	25,490	38,012	32,448

202501-4140694, 202601-5112011

E305-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Portfolio (Mid-Cap Growth Portfolio Class)	3.55%	3.84%	9.81%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$457,116
  Number of Portfolio Holdings131
  Investment Advisory Fees Paid (000s)$3,443
  Portfolio Turnover Rate41.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	21.0%
Information Technology	19.1
Consumer Discretionary	18.9
Industrials & Business Services	14.6
Financials	8.3
Energy	4.0
Communication Services	4.0
Consumer Staples	3.2
Materials	2.8
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Hilton Worldwide Holdings	2.4%
Agilent Technologies	2.1
PTC	2.0
Yum! Brands	1.9
Lattice Semiconductor	1.9
Mettler-Toledo International	1.8
Viking Holdings	1.7
Assurant	1.6
Tyler Technologies	1.6
Liberty Media Corp-Liberty Formula One	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio Class (QAMWEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio - II Class (QAAGSX)

This annual shareholder report contains important information about Mid-Cap Growth Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Portfolio - II Class	$111	1.09%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025 but lagged other investment styles. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Versus the Russell index, the leading contributor to relative performance was stock selection in consumer staples. Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business. Stock selection in energy, notably our holding in global offshore oil field service and equipment company TechnipFMC, also added value.

  On the negative side, the leading detractor from relative performance was health care due to stock choices. Shares of medical device maker Teleflex declined as investors took in announcements, including a tax-free spinoff of a portion of its business and the retirement of its CFO. Stock selection in industrials and business services also weighed on relative results. Our stake in human capital management software vendor Paylocity was a notable detractor in the sector; in addition, we avoided several names in the space with more speculative characteristics that had strong results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Mid-Cap Growth Portfolio - II Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,952	10,097	10,058
2016	10,137	10,362	10,215
2016	10,559	10,818	10,684
2016	10,603	11,274	10,733
2017	11,459	11,921	11,473
2017	12,130	12,280	11,956
2017	12,647	12,842	12,588
2017	13,195	13,656	13,445
2018	13,716	13,568	13,737
2018	13,828	14,095	14,171
2018	14,845	15,099	15,244
2018	12,892	12,940	12,806
2019	14,964	14,757	15,319
2019	15,986	15,361	16,146
2019	15,849	15,540	16,038
2019	16,886	16,954	17,348
2020	12,937	13,410	13,872
2020	16,516	16,364	18,070
2020	17,853	17,871	19,763
2020	20,850	20,495	23,522
2021	21,463	21,796	23,389
2021	22,840	23,592	25,979
2021	22,840	23,568	25,781
2021	23,887	25,754	26,516
2022	21,182	24,395	23,180
2022	17,789	20,321	18,296
2022	17,058	19,413	18,176
2022	18,452	20,808	19,431
2023	19,768	22,302	21,206
2023	20,792	24,172	22,528
2023	19,783	23,386	21,351
2023	22,075	26,209	24,457
2024	23,930	28,835	26,779
2024	22,810	29,762	25,919
2024	24,134	31,616	27,614
2024	24,070	32,448	29,863
2025	22,359	30,916	27,736
2025	24,296	34,314	32,785
2025	24,703	37,120	33,696
2025	24,862	38,012	32,448

202501-4140694, 202601-5112011

E355-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Portfolio (Mid-Cap Growth Portfolio - II Class)	3.29%	3.58%	9.54%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$457,116
  Number of Portfolio Holdings131
  Investment Advisory Fees Paid (000s)$3,443
  Portfolio Turnover Rate41.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	21.0%
Information Technology	19.1
Consumer Discretionary	18.9
Industrials & Business Services	14.6
Financials	8.3
Energy	4.0
Communication Services	4.0
Consumer Staples	3.2
Materials	2.8
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Hilton Worldwide Holdings	2.4%
Agilent Technologies	2.1
PTC	2.0
Yum! Brands	1.9
Lattice Semiconductor	1.9
Mettler-Toledo International	1.8
Viking Holdings	1.7
Assurant	1.6
Tyler Technologies	1.6
Liberty Media Corp-Liberty Formula One	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio - II Class (QAAGSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
Mid-Cap Growth Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Mid-Cap Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 28.95 $ 29.11 $ 25.85 $ 34.47 $ 33.47
Investment activities
Net investment loss
(1)(2)
(0.04) (0.03) –
(3)
(0.05) (0.14)
Net realized and unrealized gain/loss 1.07 2.74 5.12 (7.74) 4.98
Total from investment activities 1.03 2.71 5.12 (7.79) 4.84
Distributions
Net realized gain (3.78) (2.87) (1.86) (0.83) (3.84)
NET ASSET VALUE
End of period $ 26.20 $ 28.95 $ 29.11 $ 25.85 $ 34.47
Ratios/Supplemental Data
Total return
(2)(4)
3.55% 9.32% 19.96% (22.58)% 14.85%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.85% 0.84% 0.85% 0.85% 0.85%
Net expenses after waivers/payments by Price
Associates 0.84% 0.83% 0.84% 0.84% 0.84%
Net investment loss (0.15)% (0.10)% (0.00)% (0.18)% (0.39)%
Portfolio turnover rate 41.8% 31.2% 28.2% 22.3% 18.8%
Net assets, end of period (in thousands) $ 352,276 $ 497,811 $ 480,140 $ 422,825 $ 576,739
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. Rowe Price Mid-Cap Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio - II Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 26.59 $ 27.02 $ 24.13 $ 32.32 $ 31.63
Investment activities
Net investment loss
(1)(2)
(0.11) (0.10) (0.07) (0.11) (0.22)
Net realized and unrealized gain/loss 0.99 2.54 4.76 (7.25) 4.70
Total from investment activities 0.88 2.44 4.69 (7.36) 4.48
Distributions
Net realized gain (3.78) (2.87) (1.80) (0.83) (3.79)
NET ASSET VALUE
End of period $ 23.69 $ 26.59 $ 27.02 $ 24.13 $ 32.32
Ratios/Supplemental Data
Total return
(2)(3)
3.29% 9.04% 19.63% (22.75)% 14.57%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1.09% 1.09% 1.10% 1.10% 1.10%
Net expenses after waivers/payments by Price
Associates 1.09% 1.08% 1.09% 1.09% 1.09%
Net investment loss (0.40)% (0.34)% (0.26)% (0.44)% (0.64)%
Portfolio turnover rate 41.8% 31.2% 28.2% 22.3% 18.8%
Net assets, end of period (in thousands) $ 104,840 $ 78,633 $ 67,576 $ 50,985 $ 71,773
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Portfolio
December 31, 2025

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.8%
COMMUNICATION
SERVICES  4.0%
Entertainment  1.8%
Liberty Media Corp-Liberty Formula
One, Class C (1) 73,680 7,258
Live Nation Entertainment (1) 6,100 869
8,127
Interactive Media & Services  0.8%
Reddit, Class A (1) 15,608 3,588
3,588
Media  1.4%
New York Times, Class A  74,900 5,199
Trade Desk, Class A (1) 32,477 1,233
6,432
Total Communication Services 18,147
CONSUMER
DISCRETIONARY  18.9%
Distributors  0.8%
Pool  16,426 3,757
3,757
Diversified Consumer
Services  1.9%
Duolingo (1) 6,966 1,223
Liberty Live Holdings, Class C (1) 38,440 3,197
McGraw Hill (1) 59,046 974
Service Corp. International  39,442 3,075
8,469
Hotels, Restaurants &
Leisure  11.5%
Domino's Pizza  16,704 6,963
DraftKings, Class A (1) 95,604 3,295
Hilton Worldwide Holdings  37,700 10,829
Planet Fitness, Class A (1) 59,300 6,432
Sportradar Group, Class A (1) 75,245 1,789
Texas Roadhouse  18,400 3,054
Viking Holdings (1) 108,142 7,722
Wingstop  7,000 1,669
Wyndham Hotels & Resorts  30,000 2,267
Yum! Brands  57,627 8,718
52,738
Household Durables  0.4%
TopBuild (1) 4,800 2,002
2,002
Specialty Retail  3.4%
Burlington Stores (1) 22,444 6,483
Ross Stores  23,553 4,243
Ulta Beauty (1) 8,267 5,001
15,727
Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods  0.9%
Birkenstock Holding (1) 80,436 3,290
On Holding, Class A (1) 12,880 598
3,888
Total Consumer Discretionary 86,581
CONSUMER STAPLES  3.2%
Consumer Staples Distribution &
Retail  2.4%
Casey's General Stores  6,374 3,523
Dollar Tree (1) 57,010 7,013
Maplebear (1) 6,837 307
10,843
Food Products  0.8%
McCormick  51,800 3,528
3,528
Total Consumer Staples 14,371
ENERGY  4.0%
Energy Equipment &
Services  1.4%
TechnipFMC  146,495 6,528
6,528
Oil, Gas & Consumable
Fuels  2.6%
Cheniere Energy  23,325 4,534
DT Midstream  4,400 527
EQT  80,400 4,309
Expand Energy  23,266 2,568
11,938
Total Energy 18,466
FINANCIALS  8.3%
Capital Markets  4.5%
Bullish (1) 7,692 291
Cboe Global Markets  15,700 3,941
MSCI  12,053 6,915
Raymond James Financial  29,500 4,737
TPG  28,971 1,850
Tradeweb Markets, Class A  24,300 2,613
20,347
Financial Services  1.1%
Corpay (1) 9,108 2,741
Toast, Class A (1) 63,963 2,271
5,012
Insurance  2.7%
Assurant  31,000 7,466
Markel Group (1) 1,324 2,846
Ryan Specialty Holdings  34,258 1,769
12,081
Total Financials 37,440

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  20.9%
Biotechnology  6.2%
Alnylam Pharmaceuticals (1) 15,060 5,989
Arcellx (1) 21,739 1,417
Ascendis Pharma, ADR (1) 14,781 3,152
Biogen (1) 8,700 1,531
BioNTech, ADR (1) 18,000 1,714
Caris Life Sciences (1) 48,694 1,314
CRISPR Therapeutics (1) 18,572 974
Cytokinetics (1) 36,125 2,295
Ionis Pharmaceuticals (1) 73,598 5,822
Natera (1) 4,175 957
Revolution Medicines (1) 16,839 1,341
Vaxcyte (1) 34,484 1,591
28,097
Health Care Equipment &
Supplies  4.6%
Alcon  16,100 1,269
Align Technology (1) 15,300 2,389
Cooper (1) 77,500 6,352
Hologic (1) 52,231 3,891
Masimo (1) 7,000 910
QuidelOrtho (1) 50,580 1,445
Teleflex  37,072 4,524
20,780
Health Care Providers &
Services  2.5%
Cencora  19,491 6,583
Encompass Health  22,791 2,419
Molina Healthcare (1) 13,400 2,326
11,328
Health Care Technology  1.5%
Veeva Systems, Class A (1) 30,634 6,838
6,838
Life Sciences Tools &
Services  5.4%
Agilent Technologies  69,400 9,444
Avantor (1) 279,400 3,202
Bruker  29,042 1,368
Mettler-Toledo International (1) 5,878 8,195
West Pharmaceutical Services  9,145 2,516
24,725
Pharmaceuticals  0.7%
Elanco Animal Health (1) 142,983 3,236
3,236
Total Health Care 95,004
INDUSTRIALS & BUSINESS
SERVICES  14.1%
Aerospace & Defense  2.3%
BWX Technologies  16,490 2,850
StandardAero (1) 87,679 2,515
Shares $ Value
(Cost and value in $000s)
‡
Textron  60,486 5,272
10,637
Commercial Services &
Supplies  1.0%
Veralto  44,896 4,480
4,480
Construction & Engineering  0.5%
Quanta Services  5,818 2,456
2,456
Ground Transportation  1.8%
Old Dominion Freight Line  31,700 4,971
XPO (1) 25,300 3,438
8,409
Industrial Conglomerates  0.1%
Bending Spoons, Class C,
Acquisition Date: 10/28/25,
Cost $644 (EUR) (1)(2)(3) 7,237 649
649
Machinery  3.0%
Esab  45,129 5,042
Fortive  23,347 1,289
Ingersoll Rand  60,300 4,777
ITT  15,900 2,759
13,867
Professional Services  4.3%
Booz Allen Hamilton Holding  46,942 3,960
Broadridge Financial Solutions  5,400 1,205
Equifax  9,100 1,975
Paylocity Holding (1) 31,679 4,831
TransUnion  58,058 4,978
UL Solutions, Class A  36,433 2,873
19,822
Trading Companies &
Distributors  1.1%
Ferguson Enterprises  23,157 5,155
5,155
Total Industrials & Business Services 65,475
INFORMATION
TECHNOLOGY  18.7%
Electronic Equipment,
Instruments & Components  2.7%
Amphenol, Class A  35,081 4,741
Corning  8,221 720
Keysight Technologies (1) 27,100 5,506
Ralliant  23,977 1,221
12,188
IT Services  0.4%
MongoDB (1) 4,800 2,015
2,015
Semiconductors & Semiconductor
Equipment  6.0%
Lattice Semiconductor (1) 116,311 8,558

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
MACOM Technology Solutions
Holdings (1) 29,781 5,101
Microchip Technology  85,000 5,416
Monolithic Power Systems  6,067 5,499
NXP Semiconductors  13,800 2,996
27,570
Software  9.0%
Atlassian, Class A (1) 15,881 2,575
Aurora Innovation (1) 143,493 551
CCC Intelligent Solutions
Holdings (1) 533,080 4,238
HubSpot (1) 3,600 1,445
Manhattan Associates (1) 21,394 3,708
Monday.com (1) 11,100 1,638
Netskope, Class A (1) 26,007 456
Onestream (1) 48,243 887
PTC (1) 52,507 9,147
Tyler Technologies (1) 16,324 7,410
Unity Software (1) 39,500 1,745
Zoom Communications (1) 40,000 3,451
Zscaler (1) 16,200 3,644
40,895
Technology Hardware, Storage &
Peripherals  0.6%
Pure Storage, Class A (1) 42,689 2,861
2,861
Total Information Technology 85,529
MATERIALS  2.7%
Construction Materials  1.1%
Martin Marietta Materials  7,745 4,822
4,822
Containers & Packaging  1.6%
Avery Dennison  24,428 4,443
Ball  52,669 2,790
7,233
Total Materials 12,055
Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  0.4%
Real Estate Management &
Development  0.4%
CoStar Group (1) 28,834 1,939
Total Real Estate 1,939
Total Miscellaneous Common
Stocks  0.6% (4) 2,520
Total Common Stocks (Cost
$300,428) 437,527
CONVERTIBLE PREFERRED STOCKS  0.5%
INFORMATION
TECHNOLOGY  0.4%
Software  0.4%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $301 (1)(2)(3) 4,103 780
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $123 (1)(2)(3) 1,670 317
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $303 (1)(2)(3) 3,274 622
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293 (1)(2)(3) 14,070 215
Total Information Technology 1,934
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $317 (1)(2)(3) 6,674 314
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $595 (1)(2)(3) 14,417 263
Total Materials 577
Total Convertible Preferred Stocks
(Cost $1,932) 2,511
SHORT-TERM INVESTMENTS  3.7%
Money Market Funds  3.7%
T. Rowe Price Government Reserve
Fund, 3.77% (5)(6) 17,030,780 17,031
Total Short-Term Investments
(Cost $17,031) 17,031
Total Investments in Securities
100.0% of Net Assets
(Cost $319,391) $ 457,069
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Mid-Cap Growth Portfolio

.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,160 and represents 0.7% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.77% $ — $ — $ 83
T. Rowe Price Treasury Reserve Fund, 3.75% — — 697
Totals $ —# $ — $ 780+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government Reserve Fund, 3.77% $ —  ¤  ¤ $ 17,031
T. Rowe Price Treasury Reserve Fund, 3.75% 15,330  ¤  ¤ —
Total $ 17,031^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $780 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,031.

T. ROWE PRICE Mid-Cap Growth Portfolio
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $319,391) $ 457,069
Receivable for investment securities sold 410
Dividends and interest receivable 75
Receivable for shares sold 64
Due from affiliates 1
Other assets 27
Total assets 457,646
Liabilities
Investment management fees payable 248
Payable for shares redeemed 134
Other liabilities 148
Total liabilities 530
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 457,116
Net Assets Consist of:
Total distributable earnings (loss) $ 160,965
Paid-in capital applicable to 17,872,999 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 296,151
NET ASSETS $ 457,116
NET ASSET VALUE PER SHARE
Mid-Cap Growth Portfolio Class
(Net assets: $352,276; Shares outstanding: 13,447,142) $ 26.20
Mid-Cap Growth Portfolio - II Class
(Net assets: $104,840; Shares outstanding: 4,425,857) $ 23.69

T. Rowe Price Mid-Cap Growth Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Dividend income (net of foreign taxes of $14) $ 3,785
.... ... ...
Expenses
Investment management 3,487
Shareholder servicing
Mid-Cap Growth Portfolio Class $ 733
Mid-Cap Growth Portfolio - II Class 138 871
Rule 12b-1 fees
Mid-Cap Growth Portfolio - II Class 226
Prospectus and shareholder reports
Mid-Cap Growth Portfolio Class 16
Mid-Cap Growth Portfolio - II Class 3 19
Custody and accounting 234
Legal and audit 37
Directors 2
Miscellaneous 16
Waived / paid by Price Associates (44)
Total expenses 4,848
Net investment loss (1,063)
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 73,937
Foreign currency transactions 2
Net realized gain 73,939
Change in net unrealized gain / loss
Securities (55,076)
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss (55,075)
Net realized and unrealized gain / loss 18,864
INCREASE IN NET ASSETS FROM OPERATIONS
$ 17,801

T. Rowe Price Mid-Cap Growth Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (1,063) $ (721)
Net realized gain 73,939 58,146
Change in net unrealized gain / loss (55,075) (7,381)
Increase in net assets from operations 17,801 50,044
Distributions to shareholders
Net earnings
Mid-Cap Growth Portfolio Class (44,570) (45,012)
Mid-Cap Growth Portfolio - II Class (14,313) (7,539)
Decrease in net assets from distributions (58,883) (52,551)
Capital share transactions
*
Shares sold
Mid-Cap Growth Portfolio Class 17,334 20,169
Mid-Cap Growth Portfolio - II Class 46,869 65,020
Distributions reinvested
Mid-Cap Growth Portfolio Class 44,570 45,012
Mid-Cap Growth Portfolio - II Class 14,313 7,539
Shares redeemed
Mid-Cap Growth Portfolio Class (176,826) (46,449)
Mid-Cap Growth Portfolio - II Class (24,506) (60,056)
Increase (decrease) in net assets from capital share transactions (78,246) 31,235
Net Assets
Increase (decrease) during period (119,328) 28,728
Beginning of period 576,444 547,716
End of period $ 457,116 $ 576,444
*Share information (000s)
Shares sold
Mid-Cap Growth Portfolio Class 598 663
Mid-Cap Growth Portfolio - II Class 1,782 2,305
Distributions reinvested
Mid-Cap Growth Portfolio Class 1,698 1,555
Mid-Cap Growth Portfolio - II Class 603 283
Shares redeemed
Mid-Cap Growth Portfolio Class (6,046) (1,516)
Mid-Cap Growth Portfolio - II Class (916) (2,132)
Increase (decrease) in shares outstanding (2,281) 1,158

T. Rowe Price Mid-Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Mid-Cap Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Mid-Cap Growth Portfolio (Mid-Cap Growth Portfolio Class) and the Mid-Cap Growth Portfolio–II
(Mid-Cap Growth Portfolio–II Class). Mid-Cap Growth Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved
Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Mid-Cap Growth
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Mid-Cap Growth Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. Rowe Price Mid-Cap Growth Portfolio

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $221,955,000 and $362,096,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 436,878 $ — $ 649 $ 437,527
Convertible Preferred Stocks — — 2,511 2,511
Short-Term Investments 17,031 — — 17,031
Total $ 453,909 $ — $ 3,160 $ 457,069

T. Rowe Price Mid-Cap Growth Portfolio

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the offset of the current net operating loss against realized gains.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals.
The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
December 31,
2025
December 31,
2024
Long-term capital gain $ 58,883 $ 52,551
($000s)
Cost of investments $ 322,084
Unrealized appreciation $ 151,815
Unrealized depreciation (16,828)
Net unrealized appreciation (depreciation) $ 134,987
($000s)
Undistributed long-term capital gain $ 26,172
Net unrealized appreciation (depreciation) 134,987
Loss carryforwards and deferrals (194)
Total distributable earnings (loss) $ 160,965

T. Rowe Price Mid-Cap Growth Portfolio

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.84%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $44,000 and allocated ratably in the amounts of $42,000 and $2,000 for the Mid-
Cap Growth Portfolio Class and Mid-Cap Growth Portfolio-II Class, respectively, for the year ended December 31,
2025. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $44,000 remain subject to repayment by the fund at December 31, 2025.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates and $8,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of December 31, 2025.

T. Rowe Price Mid-Cap Growth Portfolio

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to less than $1,000.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Mid-Cap Growth Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Mid-Cap Growth
Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Mid-Cap Growth Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Mid-Cap Growth Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $58,883,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $3,010,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $2,844,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E305-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2026